Risks Inherent in the Operating Environment (Details) (Geographic Concentration Risk [Member])	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Payday Division [Member] | Nebraska [Member]
Revenues percentage by state	26.00%	28.00%	28.00%	28.00%
Payday Division [Member] | Wyoming [Member]
Revenues percentage by state	15.00%	15.00%	15.00%	14.00%
Payday Division [Member] | North Dakota [Member]
Revenues percentage by state	18.00%	18.00%	18.00%	16.00%
Payday Division [Member] | Iowa [Member]
Revenues percentage by state	12.00%	13.00%	12.00%	12.00%
Cricket Wireless Division [Member] | Nebraska [Member]
Revenues percentage by state	13.00%	20.00%	18.00%	16.00%
Cricket Wireless Division [Member] | Missouri [Member]
Revenues percentage by state	16.00%	28.00%	25.00%	31.00%
Cricket Wireless Division [Member] | Texas [Member]
Revenues percentage by state	12.00%	14.00%	11.00%	12.00%
Cricket Wireless Division [Member] | Indiana [Member]
Revenues percentage by state	11.00%	26.00%	22.00%	28.00%
Cricket Wireless Division [Member] | Oklahoma [Member]
Revenues percentage by state	10.00%	0.00%